Income Taxes - Summary of Valuation Allowances (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Valuation Allowances - beginning of period	$ 3,054	$ 0
Local currency increase in reserve	18,860	3,054
Valuation Allowances - end of period	$ 21,914	$ 3,054